Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Estimated Fair Values Of Restricted Funds) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 246,810	$ 142,372
Restricted Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		5,706
Available-for-sale securities	124,533	85,045
Totals	$ 124,533	$ 90,751